Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Fangdd Network Group Ltd.
Document Period End Date	Dec. 31, 2019
Entity Well Known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Central Index Key	0001750593
Amendment Flag	false
Entity Current Reporting Status	Yes
Entity Ex Transition Period	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Class A ordinary shares
Entity Common Stock, Shares Outstanding	1,203,322,178
Class B Ordinary shares
Entity Common Stock, Shares Outstanding	619,938,058